Leasehold Improvement, Furniture and Equipment, Net (Tables) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Schedule of Leasehold Improvement and Equipment

	June 30, 2019	December 31, 2018
	(Unaudited)	(Audited)
Furniture and education equipment	$32,172	$36,861
Computer equipment and software	44,034	15,529
Leasehold improvements	79,934	-
	$156,140	$52,390
Less: accumulated depreciation	(34,914)	(28,198)
	$121,226	$24,192

	As of December 31,
	2018	2017
Furniture and education equipment	$36,861	$-
Computer equipment and software	15,529	-
	$52,390	$-
Less: accumulated depreciation	(28,198)	-
	$24,192	$-

Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Schedule of Leasehold Improvement and Equipment

	As of December 31,
	2018	2017
Furniture and education equipment	$35,291	93,777
Computer equipment and software	15,157	16,278
Leasehold improvements	-	187,975
	$50,448	298,030
Less: accumulated depreciation	(28,010)	(122,173)
	22,438	175,857